VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (unaudited)

Par
(000's) Value
CORPORATE BONDS: 98.5%
Canada : 9.9%
Alimentation Couche-Tard,
Inc. 144A
3.80%, 01/25/50 $ 50 $ 35,261
Bank of Montreal
4.70%, 09/14/27 25 25,065
6.88% (US Treasury
Yield Curve Rate T 5
Year+2.98%), 11/26/85
(a) 50 50,333
7.30% (US Treasury
Yield Curve Rate T 5
Year+3.01%), 11/26/84
(a) 25 25,880
Bank of Nova Scotia
2.45%, 02/02/32 75 65,709
4.34% (SOFR+1.09%),
09/15/31 (a) 100 97,193
4.59% (US Treasury
Yield Curve Rate T 5
Year+2.05%), 05/04/37
(a) 25 23,798
4.81% (SOFR+1.04%),
02/02/34 (a) 25 24,202
4.85%, 02/01/30 50 49,984
5.13% (SOFR+1.07%),
02/14/31 (a) 25 25,091
6.88% (US Treasury
Yield Curve Rate T 5
Year+2.73%), 10/27/85
(a) 75 74,509
Bank of Nova Scotia/The
4.25% (SOFR+0.73%),
02/02/30 (a) 75 73,856
4.58% (SOFR+0.66%),
06/05/29 (a) 25 24,896
Brookfield Finance, Inc.
3.50%, 03/30/51 100 65,318
3.90%, 01/25/28 50 49,443
Canadian Imperial Bank of
Commerce
3.60%, 04/07/32 50 46,331
4.58% (SOFR Compound
Index+1.17%), 09/08/31
(a) 75 73,598
5.25% (SOFR+1.10%),
01/13/31 (a) 25 25,174
7.00% (US Treasury
Yield Curve Rate T 5
Year+3.00%), 10/28/85
(a) 75 75,998
Canadian Natural Resources
Ltd.
6.25%, 03/15/38 25 26,021
Canadian Pacific Railway Co.
2.45%, 12/02/31 50 44,085
Enbridge, Inc.
3.12%, 11/15/29 75 71,197
5.70%, 03/08/33 50 51,008
Par
(000’s) Value
Canada (continued)
GFL Environmental, Inc.
144A
3.50%, 09/01/28 $ 25 $ 24,361
Royal Bank of Canada
6.35% (US Treasury
Yield Curve Rate T 5
Year+2.26%), 11/24/84
(a) 75 71,480
6.50% (US Treasury
Yield Curve Rate T 5
Year+2.46%), 11/24/85
(a) 100 97,148
TORONTO DOMINION BANK
4.46%, 06/08/32 75 72,768
Toronto-Dominion Bank
3.20%, 03/10/32 50 45,507
3.91%, 01/13/28 175 173,281
4.86%, 01/31/28 75 75,312
4.93%, 10/15/35 100 95,977
4.99%, 04/05/29 75 75,499
5.30%, 01/30/32 25 25,289
Toronto-Dominion Bank/The
4.41%, 01/13/31 25 24,491
1,905,063
France : 6.3%
BNP Paribas SA 144A
1.90% (SOFR+1.61%),
09/30/28 (a) 50 48,464
3.50%, 11/16/27 175 172,712
5.12% (US Treasury
Yield Curve Rate T 1
Year+1.45%), 01/13/29
(a) 50 50,254
5.18% (SOFR+1.52%),
01/09/30 (a) 50 50,303
5.33% (US Treasury
Yield Curve Rate T 1
Year+1.50%), 06/12/29
(a) 100 100,848
5.89% (SOFR+1.87%),
12/05/34 (a) 75 77,100
5.91% (SOFR+1.92%),
11/19/35 †(a) 50 50,146
Credit Agricole SA 144A
2.81%, 01/11/41 75 52,153
3.25%, 01/14/30 25 23,459
5.37%, 03/11/34 25 25,129
5.51%, 07/05/33 100 101,326
6.25% (SOFR+2.67%),
01/10/35 †(a) 25 25,509
Societe Generale SA 144A
2.89% (US Treasury
Yield Curve Rate T 1
Year+1.30%), 06/09/32
(a) 25 22,314
3.00%, 01/22/30 125 116,394

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
France (continued)
4.03% (US Treasury
Yield Curve Rate T 1
Year+1.90%), 01/21/43
(a) $ 25 $ 18,420
5.40% (SOFR+1.60%),
04/10/37 (a) 50 47,894
5.44% (SOFR+1.73%),
10/03/36 †(a) 50 48,177
6.07% (US Treasury
Yield Curve Rate T 1
Year+2.10%), 01/19/35
†(a) 25 25,364
6.45% (US Treasury
Yield Curve Rate T 1
Year+2.55%), 01/10/29
(a) 75 76,570
6.69% (US Treasury
Yield Curve Rate T 1
Year+2.95%), 01/10/34
(a) 75 78,751
1,211,287
India : 0.1%
Reliance Industries Ltd. 144A
3.67%, 11/30/27 25 24,632
Underline
Italy : 1.0%
Intesa Sanpaolo SpA 144A
4.95% (US Treasury
Yield Curve Rate T 1
Year+2.75%), 06/01/42
(a) 25 21,282
6.62%, 06/20/33 50 53,448
7.20%, 11/28/33 50 55,215
7.80%, 11/28/53 50 58,011
187,956
Mexico : 0.8%
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 50 46,455
Infraestructura Energetica
Nova SAPI de CV 144A
4.75%, 01/15/51 25 18,168
Minera Mexico SA de CV
144A
5.62%, 02/12/32 50 49,920
Sitios Latinoamerica SAB de
CV 144A
5.38%, 04/04/32 50 49,249
163,792
Netherlands : 1.0%
Deutsche Telekom
International Finance BV
8.25%, 06/15/30 100 111,352
Deutsche Telekom
International Finance BV
144A
4.38%, 06/21/28 50 49,753
ENEL Finance International
NV 144A
2.12%, 07/12/28 25 23,800
184,905
Par
(000’s) Value
Norway : 0.7%
DNB Bank ASA 144A
4.85% (SOFR+1.05%),
11/05/30 (a) $ 50 $ 49,961
Var Energi ASA 144A
7.50%, 01/15/28 50 51,719
8.00%, 11/15/32 25 28,025
129,705
Poland : 0.3%
ORLEN SA 144A
6.00%, 01/30/35 50 51,129
Underline
Saudi Arabia : 1.2%
Saudi Arabian Oil Co. 144A
2.25%, 11/24/30 100 88,656
3.50%, 04/16/29 125 120,147
4.75%, 06/02/30 25 24,603
233,406
Switzerland : 0.2%
UBS Group AG 144A
3.18% (US Treasury
Yield Curve Rate T 1
Year+1.10%), 02/11/43
(a) 50 36,114
Underline
Taiwan : 0.2%
TSMC Global Ltd. 144A
1.75%, 04/23/28 50 47,748
Underline
United Arab Emirates : 0.1%
Abu Dhabi Crude Oil Pipeline
LLC 144A
3.65%, 11/02/29 25 23,934
Underline
United Kingdom : 0.2%
Barclays PLC
3.33% (US Treasury
Yield Curve Rate T 1
Year+1.30%), 11/24/42
(a) 25 18,079
Ferguson Finance PLC 144A
4.50%, 10/24/28 25 24,844
42,923
United States : 76.5%
AIG SunAmerica Global
Financing X 144A
6.90%, 03/15/32 25 26,881
Alcon Finance Corp. 144A
2.60%, 05/27/30 † 25 23,021
3.00%, 09/23/29 25 23,662
Alphabet, Inc.
4.10%, 11/15/30 100 97,222
4.38%, 11/15/32 50 48,325
4.70%, 11/15/35 275 261,933
5.35%, 11/15/45 175 160,025
5.50%, 02/15/46 25 23,237
Altria Group, Inc.
2.45%, 02/04/32 75 65,339
3.40%, 05/06/30 50 47,391
3.40%, 02/04/41 75 55,744
4.25%, 08/09/42 175 138,898
4.80%, 02/14/29 75 75,055

Par
(000’s) Value
United States (continued)
5.38%, 01/31/44 $ 75 $ 67,393
5.80%, 02/14/39 25 24,692
5.95%, 02/14/49 50 47,083
Amazon.com, Inc.
3.10%, 05/12/51 150 90,578
4.05%, 08/22/47 150 111,900
4.25%, 03/13/31 50 48,516
4.88%, 03/13/36 100 95,749
5.10%, 07/09/33 100 99,099
5.65%, 03/13/46 125 116,989
Amphenol Corp.
3.80%, 11/15/27 25 24,807
Apple, Inc.
1.65%, 05/11/30 25 22,452
2.38%, 02/08/41 100 68,568
2.65%, 05/11/50 150 87,126
2.65%, 02/08/51 † 75 43,039
2.90%, 09/12/27 100 98,559
2.95%, 09/11/49 50 31,147
3.45%, 02/09/45 25 18,213
3.85%, 05/04/43 125 99,368
3.85%, 08/04/46 75 56,879
3.95%, 08/08/52 25 18,364
4.65%, 02/23/46 50 43,003
Ares Capital Corp.
2.88%, 06/15/28 75 71,981
5.55%, 01/15/30 25 24,747
5.88%, 03/01/29 25 25,116
5.95%, 07/15/29 75 75,627
AT&T, Inc.
3.80%, 12/01/57 250 154,805
3.85%, 06/01/60 50 31,013
Bank of New York Mellon
Corp.
3.30%, 08/23/29 25 23,967
Berkshire Hathaway Energy
Co.
2.85%, 05/15/51 50 28,989
3.70%, 07/15/30 50 47,994
3.80%, 07/15/48 50 35,809
4.25%, 10/15/50 25 19,054
4.45%, 01/15/49 100 78,709
4.60%, 05/01/53 25 19,843
5.15%, 11/15/43 25 22,670
6.12%, 04/01/36 25 26,079
Berkshire Hathaway Finance
Corp.
1.45%, 10/15/30 50 44,179
2.85%, 10/15/50 125 75,387
2.88%, 03/15/32 25 22,834
3.85%, 03/15/52 100 71,967
4.20%, 08/15/48 100 78,168
4.25%, 01/15/49 75 58,811
Blue Owl Capital Corp.
2.88%, 06/11/28 75 71,199
Boston Scientific Corp.
2.65%, 06/01/30 50 46,182
Broadcom, Inc.
Par
(000’s) Value
United States (continued)
5.20%, 04/15/32 $ 50 $ 49,773
Broadridge Financial
Solutions, Inc.
2.90%, 12/01/29 25 23,334
Cameron LNG LLC 144A
3.30%, 01/15/35 25 21,445
Capital One Financial Corp.
2.36% (SOFR+1.34%),
07/29/32 (a) 50 43,002
5.20% (SOFR+1.63%),
09/11/36 (a) 100 95,770
6.05% (SOFR+2.26%),
02/01/35 (a) 25 25,557
6.18% (SOFR+2.04%),
01/30/36 (a) 75 75,257
6.38% (SOFR+2.86%),
06/08/34 (a) 50 52,106
7.96% (SOFR Compound
Index+3.37%), 11/02/34
(a) 25 28,290
Cheniere Corpus Christi
Holdings LLC
3.70%, 11/15/29 50 48,262
Citigroup, Inc.
6.02% (SOFR+1.83%),
01/24/36 (a) 125 126,577
Coca-Cola Co.
1.38%, 03/15/31 50 43,353
1.65%, 06/01/30 50 44,847
2.00%, 03/05/31 25 22,285
2.25%, 01/05/32 75 66,431
2.50%, 06/01/40 150 107,033
2.88%, 05/05/41 100 74,041
3.45%, 03/25/30 † 75 72,323
5.40%, 05/13/64 25 22,886
Conagra Brands, Inc.
5.30%, 11/01/38 50 46,208
5.40%, 11/01/48 25 21,131
Constellation Brands, Inc.
2.25%, 08/01/31 50 43,759
3.15%, 08/01/29 25 23,815
4.90%, 05/01/33 25 24,363
CoStar Group, Inc. 144A
2.80%, 07/15/30 25 22,439
Costco Wholesale Corp.
1.60%, 04/20/30 50 44,920
DT Midstream, Inc. 144A
4.12%, 06/15/29 50 48,800
Duke Energy Florida LLC
6.40%, 06/15/38 25 26,639
Entergy Louisiana LLC
4.00%, 03/15/33 25 23,325
4.20%, 09/01/48 25 19,270
Equinix, Inc.
2.15%, 07/15/30 50 44,685
3.20%, 11/18/29 75 70,909
3.90%, 04/15/32 125 116,151

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
First Citizens BancShares,
Inc.
6.25% (US Treasury
Yield Curve Rate T 5
Year+1.97%), 03/12/40
(a) $ 25 $ 24,246
General Mills, Inc.
2.88%, 04/15/30 50 46,471
4.20%, 04/17/28 50 49,608
4.95%, 03/29/33 25 24,488
5.25%, 01/30/35 † 25 24,633
GLP Capital LP / GLP
Financing II, Inc.
3.25%, 01/15/32 50 44,346
5.30%, 01/15/29 50 50,082
5.62%, 03/01/36 25 23,989
Golub Capital BDC, Inc.
6.00%, 07/15/29 25 25,033
HCA, Inc.
2.38%, 07/15/31 100 87,945
4.12%, 06/15/29 50 49,051
5.12%, 06/15/39 25 23,159
5.25%, 06/15/49 25 21,404
5.50%, 06/15/47 125 111,644
Home Depot, Inc.
1.38%, 03/15/31 75 64,487
2.70%, 04/15/30 50 46,598
3.12%, 12/15/49 50 31,919
5.95%, 04/01/41 25 25,677
International Flavors &
Fragrances, Inc. 144A
1.83%, 10/15/27 25 24,192
2.30%, 11/01/30 50 44,749
3.47%, 12/01/50 25 16,539
ITC Holdings Corp. 144A
4.95%, 09/22/27 25 25,092
Johnson & Johnson
0.95%, 09/01/27 50 48,340
Keurig Dr. Pepper, Inc.
3.80%, 05/01/50 100 68,432
3.95%, 04/15/29 50 48,863
4.05%, 04/15/32 25 23,547
4.60%, 05/25/28 75 74,926
Kraft Heinz Foods Co.
4.38%, 06/01/46 100 77,017
5.00%, 06/04/42 75 64,903
5.20%, 07/15/45 50 43,033
6.88%, 01/26/39 25 26,747
Kraft Heinz Foods Co. 144A
7.12%, 08/01/39 25 27,085
Kroger Co.
5.00%, 09/15/34 100 96,951
5.65%, 09/15/64 † 25 22,320
Lowe's Cos, Inc.
3.00%, 10/15/50 50 30,027
4.45%, 04/01/62 75 54,994
LPL Holdings, Inc.
5.20%, 03/15/30 † 50 49,955
Par
(000’s) Value
United States (continued)
LPL Holdings, Inc. 144A
4.00%, 03/15/29 $ 25 $ 24,282
M&T Bank Corp.
5.38% (SOFR+1.61%),
01/16/36 (a) 25 24,494
Marriott International, Inc.
2.85%, 04/15/31 125 113,833
3.50%, 10/15/32 50 45,510
4.62%, 06/15/30 25 24,723
4.90%, 04/15/29 25 25,090
5.50%, 04/15/37 75 73,763
Marriott International, Inc./
MD
5.30%, 05/15/34 50 49,467
Mastercard, Inc.
2.00%, 11/18/31 75 65,513
2.95%, 06/01/29 50 47,884
3.35%, 03/26/30 25 23,852
4.10%, 01/15/28 50 49,851
4.33%, 06/08/28 50 49,949
4.35%, 01/15/32 75 73,070
4.55%, 01/15/35 100 95,833
4.85%, 03/09/33 25 24,820
4.88%, 03/09/28 25 25,171
McCormick & Co., Inc.
3.40%, 08/15/27 25 24,720
McDonald's Corp.
2.12%, 03/01/30 50 45,673
2.62%, 09/01/29 40 37,721
3.60%, 07/01/30 25 24,019
3.62%, 09/01/49 50 34,763
4.45%, 03/01/47 100 80,749
4.60%, 09/09/32 75 73,981
4.70%, 12/09/35 25 23,966
4.88%, 12/09/45 75 64,972
4.95%, 03/03/35 25 24,375
5.00%, 02/13/36 25 24,470
6.30%, 10/15/37 25 26,696
6.30%, 03/01/38 25 26,668
Medline Borrower LP 144A
3.88%, 04/01/29 200 193,574
Medline Borrower LP/
Medline Co.-Issuer, Inc.
144A
5.00%, 06/15/31 50 49,342
5.25%, 06/15/33 † 25 24,610
Meta Platforms, Inc.
4.20%, 11/15/30 25 24,237
4.55%, 05/15/31 † 25 24,404
4.60%, 11/15/32 75 72,215
4.65%, 08/15/62 75 52,210
4.95%, 05/15/33 75 73,285
5.50%, 11/15/45 300 259,765
5.75%, 05/15/63 50 41,520
Microsoft Corp.
2.50%, 09/15/50 125 69,357
2.52%, 06/01/50 400 224,873
Mondelez International, Inc.

Par
(000’s) Value
United States (continued)
2.62%, 09/04/50 $ 25 $ 14,377
2.75%, 04/13/30 25 23,228
3.00%, 03/17/32 50 45,081
MPLX LP
4.00%, 03/15/28 25 24,740
4.95%, 09/01/32 25 24,590
5.00%, 01/15/33 75 73,476
5.00%, 03/01/33 25 24,462
Nestle Holdings, Inc. 144A
1.00%, 09/15/27 25 24,107
5.00%, 03/14/28 25 25,230
Netflix, Inc.
6.38%, 05/15/29 25 26,105
Netflix, Inc. 144A
5.38%, 11/15/29 50 50,901
News Corp. 144A
3.88%, 05/15/29 25 24,093
NVR, Inc.
3.00%, 05/15/30 25 23,251
Oracle Corp.
3.65%, 03/25/41 130 88,252
3.80%, 11/15/37 35 26,398
3.85%, 04/01/60 † 75 42,163
3.95%, 03/25/51 125 76,242
4.00%, 07/15/46 75 47,682
4.12%, 05/15/45 75 49,389
5.38%, 07/15/40 75 62,645
5.88%, 09/26/45 50 41,061
6.50%, 04/15/38 25 23,878
O'Reilly Automotive, Inc.
3.60%, 09/01/27 25 24,783
Pacific Gas and Electric Co.
2.50%, 02/01/31 25 22,315
3.00%, 06/15/28 50 48,410
3.25%, 06/01/31 25 22,907
3.30%, 08/01/40 50 36,599
3.75%, 07/01/28 25 24,544
4.50%, 07/01/40 75 63,043
4.55%, 07/01/30 75 73,356
4.95%, 07/01/50 25 20,182
5.55%, 05/15/29 84 85,278
5.70%, 03/01/35 20 19,902
6.15%, 01/15/33 75 77,424
6.15%, 03/01/55 25 23,453
6.75%, 01/15/53 50 50,640
Parker-Hannifin Corp.
4.25%, 09/15/27 50 49,896
PepsiCo, Inc.
2.62%, 07/29/29 125 118,492
2.62%, 10/21/41 50 34,772
2.75%, 03/19/30 † 100 93,591
2.75%, 10/21/51 25 14,755
2.88%, 10/15/49 50 31,348
3.00%, 10/15/27 50 49,272
3.60%, 02/18/28 25 24,717
3.62%, 03/19/50 50 35,665
4.45%, 04/14/46 50 42,033
4.65%, 07/23/32 25 24,846
Par
(000’s) Value
United States (continued)
5.00%, 02/07/35 † $ 25 $ 24,712
5.00%, 07/23/35 75 74,081
Philip Morris International,
Inc.
3.38%, 08/15/29 100 96,204
4.38%, 04/30/30 75 73,709
4.62%, 11/01/29 50 49,860
4.88%, 02/13/29 50 50,231
5.12%, 02/15/30 50 50,395
5.12%, 02/13/31 25 25,217
5.38%, 02/15/33 75 75,871
5.62%, 11/17/29 50 51,238
5.75%, 11/17/32 50 51,753
Pioneer Natural Resources
Co.
1.90%, 08/15/30 25 22,316
2.15%, 01/15/31 50 44,569
Procter & Gamble Co.
3.00%, 03/25/30 50 47,360
PROCTER + GAMBLE CO/THE
2.85%, 08/11/27 25 24,662
PSEG Power LLC 144A
5.20%, 05/15/30 25 25,088
Public Service Co. of
Colorado
5.15%, 09/15/35 25 24,367
Republic Services, Inc.
1.75%, 02/15/32 50 42,339
3.95%, 05/15/28 50 49,523
5.00%, 04/01/34 25 24,697
Roper Technologies, Inc.
4.20%, 09/15/28 25 24,742
5.10%, 09/15/35 † 75 71,580
Sherwin-Williams Co./The
2.95%, 08/15/29 25 23,710
SOUTHERN CO
5.11%, 08/01/27 50 50,228
Sprint Capital Corp.
6.88%, 11/15/28 75 78,296
8.75%, 03/15/32 75 87,291
Stryker Corp.
4.25%, 09/11/29 25 24,688
4.85%, 02/10/30 25 25,007
Sysco Corp.
5.95%, 04/01/30 25 25,692
T-Mobile USA, Inc.
2.05%, 02/15/28 50 48,056
2.25%, 11/15/31 125 108,451
2.62%, 02/15/29 75 71,052
3.00%, 02/15/41 75 52,855
3.30%, 02/15/51 50 30,445
3.40%, 10/15/52 50 30,497
3.88%, 04/15/30 75 72,051
4.38%, 04/15/40 125 105,632
4.62%, 01/15/33 25 24,035
4.70%, 01/15/35 25 23,493
Tyson Foods, Inc.
4.35%, 03/01/29 50 49,447

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
*     See Schedule of Investments for geographic sectors.
Par
(000’s) Value
United States (continued)
5.10%, 09/28/48 $ 75 $ 64,653
United Rentals North
America, Inc. 144A
6.00%, 12/15/29 50 50,580
Verizon Communications,
Inc.
1.75%, 01/20/31 100 87,144
2.35%, 03/15/32 125 108,273
2.55%, 03/21/31 125 112,433
2.99%, 10/30/56 125 68,373
VICI Properties LP
4.75%, 02/15/28 25 24,959
4.95%, 02/15/30 † 50 49,445
5.12%, 05/15/32 75 73,171
VICI Properties LP / VICI Note
Co., Inc. 144A
4.12%, 08/15/30 75 71,300
4.62%, 12/01/29 50 48,892
Visa, Inc.
2.05%, 04/15/30 75 68,475
2.75%, 09/15/27 50 49,193
Vistra Operations Co. LLC
144A
5.25%, 10/15/35 75 71,532
5.35%, 01/31/36 25 23,942
5.70%, 12/30/34 25 24,682
6.95%, 10/15/33 50 53,237
VMware LLC
2.20%, 08/15/31 75 65,237
Walmart, Inc.
2.50%, 09/22/41 75 52,233
Par
(000’s) Value
United States (continued)
3.95%, 09/09/27 $ 25 $ 24,935
4.90%, 04/28/35 25 24,776
Waste Management, Inc.
1.50%, 03/15/31 75 64,712
3.15%, 11/15/27 100 98,482
4.15%, 04/15/32 25 24,121
4.80%, 03/15/32 25 24,893
4.88%, 02/15/29 50 50,260
4.95%, 03/15/35 50 49,007
Westinghouse Air Brake
Technologies Corp.
4.70%, 09/15/28 50 49,945
Weyerhaeuser Co.
4.00%, 04/15/30 50 48,317
14,792,351
Total Corporate Bonds
(Cost: $19,827,021) 19,034,945
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.2%
Money Market Fund: 1.2%
(Cost: $241,257)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.65%(b) 241,257 241,257
Total Investments: 99.7%
(Cost: $20,068,278) 19,276,202
Other assets less liabilities: 0.3% 55,306
NET ASSETS: 100.0% $ 19,331,508
Definitions:
SOFR Secured Overnight Financing Rate
(a) Variable rate security — the rate shown is as of July 31, 2026
† Security fully or partially on loan. Total market value of securities on loan is $537,525.
(b) The rate shown is the 7-day yield as of July 31, 2026.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $3,310,564, or 17.1% of net assets.
The summary of inputs used to value the Fund's investments as of July 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Corporate Bonds
 *
$ — $ 19,034,945 $ — $ 19,034,945
Money Market Fund 241,257 — — 241,257
Total Investments $ 241,257 $ 19,034,945 $ — $ 19,276,202